Stockholders' Equity - Summary of Appropriated Reserves (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Capital reserves	R$ 285	R$ 285	R$ 285
Profit reserves	12,663	13,195	12,214
Total reserves at parent company	12,948	13,480	12,499
Premium on subscription of shares [Member]
Disclosure of reserves within equity [line items]
Capital reserves	284	284	284
Reserves from tax incentives, restatement of equity securities and other [Member]
Disclosure of reserves within equity [line items]
Capital reserves	1	1	1
Legal [Member]
Disclosure of reserves within equity [line items]
Profit reserves	11,326	9,989	8,892
Statutory [Member]
Disclosure of reserves within equity [line items]
Profit reserves	3,043	(2,775)	589
Corporate reorganizations [member]
Disclosure of reserves within equity [line items]
Profit reserves	(11,517)	(11,517)	(10,925)
Special profit reserves [member]
Disclosure of reserves within equity [line items]
Profit reserves	R$ 9,811	R$ 17,498	R$ 13,658